Restructuring Related Activities All (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			48 Months Ended		12 Months Ended			48 Months Ended	12 Months Ended				48 Months Ended	12 Months Ended									48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended			48 Months Ended		48 Months Ended	12 Months Ended					48 Months Ended	12 Months Ended						5 Months Ended	18 Months Ended	12 Months Ended			18 Months Ended		12 Months Ended	18 Months Ended	12 Months Ended			18 Months Ended	12 Months Ended		35 Months Ended	12 Months Ended			35 Months Ended		12 Months Ended		35 Months Ended	12 Months Ended			35 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2012 Employee Severance [Member]	Dec. 31, 2011 Employee Severance [Member]	Dec. 31, 2010 Employee Severance [Member]	Dec. 31, 2012 Employee Severance [Member]	Dec. 31, 2011 retention incentives [Member]	Dec. 31, 2012 Impairment of an asset in value [Member]	Dec. 31, 2011 Impairment of an asset in value [Member]	Dec. 31, 2010 Impairment of an asset in value [Member]	Dec. 31, 2012 Impairment of an asset in value [Member]	Dec. 31, 2012 Accelerated Depreciation [Member]	Dec. 31, 2011 Accelerated Depreciation [Member]	Dec. 31, 2010 Accelerated Depreciation [Member]	Dec. 31, 2012 Transfer costs [Member]	Dec. 31, 2011 Transfer costs [Member]	Dec. 31, 2010 Transfer costs [Member]	Dec. 31, 2012 Other Restructuring [Member]	Dec. 31, 2011 Other Restructuring [Member]	Dec. 31, 2010 Other Restructuring [Member]	Dec. 31, 2012 Other Restructuring [Member]	Dec. 31, 2012 Restructuring Related To Plan [Member]	Dec. 31, 2011 Restructuring Related To Plan [Member]	Dec. 31, 2010 Restructuring Related To Plan [Member]	Dec. 31, 2012 Plant Network Optimization [Member]	Dec. 31, 2012 Plant Network Optimization [Member] Employee Severance [Member]	Dec. 31, 2011 Plant Network Optimization [Member] Employee Severance [Member]	Dec. 31, 2010 Plant Network Optimization [Member] Employee Severance [Member]	Dec. 31, 2012 Plant Network Optimization [Member] Employee Severance [Member]	Dec. 31, 2009 Plant Network Optimization [Member] Employee Severance [Member]	Dec. 31, 2012 Plant Network Optimization [Member] Impairment of an asset in value [Member]	Dec. 31, 2011 Plant Network Optimization [Member] Accelerated Depreciation [Member]	Dec. 31, 2010 Plant Network Optimization [Member] Accelerated Depreciation [Member]	Dec. 31, 2012 Plant Network Optimization [Member] Transfer costs [Member]	Dec. 31, 2011 Plant Network Optimization [Member] Transfer costs [Member]	Dec. 31, 2010 Plant Network Optimization [Member] Transfer costs [Member]	Dec. 31, 2012 Plant Network Optimization [Member] Other Restructuring [Member]	Dec. 31, 2012 Plant Network Optimization [Member] Restructuring Related To Plan [Member]	Dec. 31, 2011 Plant Network Optimization [Member] Restructuring Related To Plan [Member]	Dec. 31, 2010 Plant Network Optimization [Member] Restructuring Related To Plan [Member]	Dec. 31, 2010 2007 Restructuring Plan [Member] Transfer costs [Member]	Dec. 31, 2010 2007 Restructuring Plan [Member] Other Restructuring [Member]	Dec. 31, 2010 2007 Restructuring Plan [Member] Restructuring Related To Plan [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member]	Dec. 31, 2012 2011 Restructuring Plan [Member]	Dec. 31, 2012 2011 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2010 2011 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2012 2011 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2009 2011 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2012 2011 Restructuring Plan [Member] Impairment of an asset in value [Member]	Dec. 31, 2012 2011 Restructuring Plan [Member] Impairment of an asset in value [Member]	Dec. 31, 2012 2011 Restructuring Plan [Member] Accelerated Depreciation [Member]	Dec. 31, 2012 2011 Restructuring Plan [Member] Other Restructuring [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Other Restructuring [Member]	Dec. 31, 2012 2011 Restructuring Plan [Member] Other Restructuring [Member]	Dec. 31, 2012 2011 Restructuring Plan [Member] Restructuring Related To Plan [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Restructuring Related To Plan [Member]	Dec. 31, 2012 2010 Restructuring Plan [Member]	Dec. 31, 2012 2010 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2011 2010 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2010 2010 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2012 2010 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2009 2010 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2011 2010 Restructuring Plan [Member] retention incentives [Member]	Dec. 31, 2010 2010 Restructuring Plan [Member] Impairment of an asset in value [Member]	Dec. 31, 2012 2010 Restructuring Plan [Member] Impairment of an asset in value [Member]	Dec. 31, 2012 2010 Restructuring Plan [Member] Other Restructuring [Member]	Dec. 31, 2011 2010 Restructuring Plan [Member] Other Restructuring [Member]	Dec. 31, 2010 2010 Restructuring Plan [Member] Other Restructuring [Member]	Dec. 31, 2012 2010 Restructuring Plan [Member] Other Restructuring [Member]	Dec. 31, 2012 2010 Restructuring Plan [Member] Restructuring Related To Plan [Member]	Dec. 31, 2011 2010 Restructuring Plan [Member] Restructuring Related To Plan [Member]	Dec. 31, 2010 2010 Restructuring Plan [Member] Restructuring Related To Plan [Member]	Dec. 31, 2012 Cost of products sold [Member] Accelerated Depreciation [Member]	Dec. 31, 2011 Cost of products sold [Member] Accelerated Depreciation [Member]	Dec. 31, 2010 Cost of products sold [Member] Accelerated Depreciation [Member]	Dec. 31, 2012 Cost of products sold [Member] Transfer costs [Member]	Dec. 31, 2011 Cost of products sold [Member] Transfer costs [Member]	Dec. 31, 2010 Cost of products sold [Member] Transfer costs [Member]	Dec. 31, 2012 Cost of products sold [Member] Restructuring Related To Plan [Member]	Dec. 31, 2011 Cost of products sold [Member] Restructuring Related To Plan [Member]	Dec. 31, 2010 Cost of products sold [Member] Restructuring Related To Plan [Member]	Dec. 31, 2012 Selling, General and Administrative Expenses [Member] Accelerated Depreciation [Member]	Dec. 31, 2012 Selling, General and Administrative Expenses [Member] Other Restructuring [Member]	Dec. 31, 2011 Selling, General and Administrative Expenses [Member] Other Restructuring [Member]	Dec. 31, 2010 Selling, General and Administrative Expenses [Member] Other Restructuring [Member]	Dec. 31, 2012 Selling, General and Administrative Expenses [Member] Restructuring Related To Plan [Member]	Dec. 31, 2011 Selling, General and Administrative Expenses [Member] Restructuring Related To Plan [Member]	Dec. 31, 2010 Selling, General and Administrative Expenses [Member] Restructuring Related To Plan [Member]
Restructuring and Related Cost [Line Items]
Restructuring Charges Incurred to Date				$ 355					$ 225					$ 25										$ 105				$ 36				$ 36																$ 167				$ 99			$ 14				$ 54			$ 152				$ 90				$ 11				$ 51
Restructuring Reserve	48	57	47	48	22																5	3		5					9	33	26	9	22																36	18		36											3	6	21	3
Restructuring and Related Cost, Cost Incurred to Date				476																								132																			184	184														160
Restructuring Charges	136	89	116	355		79	55	70			14		11								43	34	35		136	89	116		0	10	4																		78	21													1	24	66
Restructuring Reserve, Settled with Cash	88	45	45																										24	3																			60	3													4	39	45
Restructuring Related Expenses	24	40	53	125		0	0				0	0			2	9	7	8	27	41	14	4	5			40	53																																																				9	7	8	27	41	8	36	48	2	14	4	5	16	4	5
Restructuring and Related Cost, Incurred Cost						$ 79	$ 55	$ 70		$ 9	$ 14	$ 0	$ 11		$ 2	$ 9	$ 7	$ 8	$ 27	$ 41	$ 57	$ 38	$ 40		$ 160	$ 129	$ 169			$ 10	$ 4				$ 8	$ 7	$ 8	$ 27	$ 28		$ 8	$ 45	$ 39	$ 13	$ 7	$ 20			$ 78	$ 21				$ 14		$ 2	$ 55	$ 14		$ 149	$ 35		$ 1	$ 24	$ 66			$ 1	$ 11		$ 2	$ 24	$ 33		$ 3	$ 49	$ 110